Reinsurance - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Prepaid Reinsurance Premiums [Abstract]
Policyholder Benefits and Claims Incurred, Ceded	$ 1,094.2	$ 764.4	$ 457.3